Leases - Amounts recognized in the consolidated balance sheet (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Leases
Right-of-use assets	£ 8,195,000	£ 8,760,000
Additions to right-of-use assets	749,000	6,384,000
Lease liabilities:
Current	934,000	1,036,000
Non-current	7,707,000	7,844,000
Total lease liabilities	8,641,000	8,880,000	£ 4,430,000
Property
Leases
Right-of-use assets	7,740,000	8,114,000
Plant and machinery
Leases
Right-of-use assets	£ 455,000	£ 646,000